Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

October 2, 2015

RE: Amana Mutual Funds Trust, File No. 2-96924
Post-Effective Amendment No. 44 (Act of 1933) and No. 47 (Act of 1940)

Ladies and Gentlemen:

On behalf of the referenced Trust and pursuant to Rule 497 (j), we wish to certify that the form of the recently filed Prospectus and Statement of Additional Information for CIK #0000766285, Amana Mutual Funds Trust, that would have been filed under Rule 497 paragraph (b) or (c) would not have differed from that contained in the most recent registration or amendment, and that the text has been filed electronically.

If you have any questions or comments concerning this filing, kindly contact me at (360) 734-9900 Ext. 303.

Yours truly,

/s/ Ethel B. Bartolome

Ethel B. Bartolome
Secretary
Amana Mutual Funds Trust